BASIC AND DILUTED NET INCOME PER SHARE (Schedule of Diluted Income per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income available to shareholders of ordinary shares	$ 16,015	$ 28,124	$ 25,794
Denominator:
Shares used in computing net income per ordinary shares, diluted	36,175,824	35,838,863	35,322,716